EATON VANCE SPECIAL INVESTMENT TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 02-27962) certifies (a) that the forms of prospectus and statement of additional information dated December 29, 2006 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 83 (“Amendment No. 83”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 83 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-06-001187) on December 27, 2006.

Eaton Vance Capital & Income Strategies Fund
Eaton Vance Equity Asset Allocation Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By:	/s/ Alan R. Dynner
Alan R. Dynner
Secretary

Dated: January 3, 2007